Subsequent Event (Details) - Held for sale - Huizhou YiduYuzheng ¥ in Thousands, $ in Thousands	Apr. 22, 2021 item	Jan. 18, 2021 USD ($)	Jan. 18, 2021 CNY (¥)	Jan. 16, 2021 USD ($)	Jan. 16, 2021 CNY (¥)	Dec. 20, 2020 USD ($)	Dec. 20, 2020 CNY (¥)
Subsequent Event [Line Items]
Total Bidding price						$ 21,625	¥ 141,100
Dornier Production Line and the trial production line | Subsequent event
Subsequent Event [Line Items]
Total Bidding price		$ 21,625	¥ 141,100	$ 21,625	¥ 141,100
Number of production lines being dismantling	2